Voya Index Solution Income Portfolio Expense Example - Class ADV I S S2 Shares [Member] - Voya Index Solution Income Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 73
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	538
Expense Example, with Redemption, 10 Years	1,230
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	22
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	264
Expense Example, with Redemption, 10 Years	634
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	402
Expense Example, with Redemption, 10 Years	936
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	264
Expense Example, with Redemption, 5 Years	483
Expense Example, with Redemption, 10 Years	$ 1,114